111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
harborfunds.com

Supplement to Statement of Additional Information dated August 1, 2017

Effective September 22, 2017, David G. Van Hooser has retired from his roles of Trustee, Chairman of the Board, and President of Harbor Funds. All reference to Mr. Van Hooser in this SAI is hereby removed and the Trustees and Officers table on pages 41 and 42 of the Statement of Additional Information is hereby deleted and replaced with the following:
Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES
Scott M. Amero (53) ................. Trustee	Since 2014	Chairman (2015-Present) and Trustee (2011-2015), Rare (conservation nonprofit); Trustee, Berkshire School (2014-Present); Vice Chairman and Global Chief Investment Officer, Fixed Income (2010), Vice Chairman and Global Chief Investment Officer, Fixed Income, and Co-Head, Fixed Income Portfolio Management (2007-2010), BlackRock, Inc., (publicly traded investment management firm).	31	None
Raymond J. Ball (72) ................ Trustee	Since 2006	Sidney Davidson Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (2000-Present); Academic Affiliate, Analysis Group (litigation consulting firm) (2000-Present); Financial Reporting Faculty Advisory Group of the Institute of Chartered Accountants in England and Wales (2008-Present); and Advisory Board of the Center for Accounting Research & Education at University of Notre Dame (2006-Present).	31	None
Donna J. Dean (65) ................... Trustee	Since 2010	Chief Investment Officer of the Rockefeller Foundation (a private foundation) (1995-Present).	31	None
Joseph L. Dowling III (53) ....... Trustee	Since 2017	Chief Investment Officer, Brown University (2013-Present); Advisory Board Member, Stage Point Capital (private mortgage specialist) (2016-Present); Advisory Board Member, Harbor Funds (2016-2017); and Founder and Managing Member, Narragansett Asset Management (private investment management firm) (1998-2013).	31	Director of Integrated Electrical Services (2011-Present).
Randall A. Hack (70) ................. Trustee	Since 2010	Founder and Senior Managing Director of Capstone Capital LLC (private investment firm) (2003-Present); Director of Tower Development Corporation (cell tower developer) (2009-2016); and Advisory Director of Berkshire Partners (private equity firm) (2002-2013).	31	None
Robert Kasdin (59) .................... Trustee	Since 2014	Senior Vice President and Chief Operating Officer, Johns Hopkins Medicine (2015-Present); Senior Executive Vice President, Columbia University (2002-2015); Trustee and Co-Chair of the Finance Committee, National September 11 Memorial & Museum at the World Trade Center (2005-Present); Director, Apollo Commercial Real Estate Finance, Inc. (2014-Present); and Director, Noranda Aluminum Holdings Corp. (2007-2014).	31	Director of Noranda Aluminum Holdings Corporation (2007-2014); and Director of Apollo Commercial Real Estate Finance, Inc. (2014-Present).
Kathryn L. Quirk (64) ................. Trustee	Since 2017	Retired; Vice President, Senior Compliance Officer and Head, U.S. Regulatory Compliance, Goldman Sachs Asset Management (2013-2017); Deputy Chief Legal Officer, Asset Management, and Vice President and Corporate Counsel, Prudential Insurance Company of America (2010-2012); Co-Chief Legal Officer, Prudential Investment Management, Inc., and Chief Legal Officer, Prudential Investments and Prudential Mutual Funds (2008-2012); Vice President and Corporate Counsel and Chief Legal Officer, Mutual Funds, Prudential Insurance Company of America, and Chief Legal Officer, Prudential Investments (2005-2008); Vice President and Corporate Counsel and Chief Legal Officer, Mutual Funds, Prudential Insurance Company of America (2004-2005); Member, Management Committee (2000-2002), General Counsel and Chief Compliance Officer, Zurich Scudder Investments, Inc. (1997-2002).	31	None
Investors Should Retain This Supplement For Future Reference
S0801.SAI.0928

Supplement to Statement of Additional Information dated August 1, 2017 — Continued

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex Overseen By Trustee	Other Directorships Of Public Companies and Other Registered Investment Companies Held by Trustee During Past Five Years
INDEPENDENT TRUSTEES — Continued
Ann M. Spruill (63) .................... Trustee	Since 2014	Partner (1993-2008), member of Executive Committee (1996-2008), Member Board of Directors (2002-2008), Grantham, Mayo, Van Otterloo & Co, LLC (private investment management firm) (with the firm since 1990); Member Investment Committee and Chair of Global Equities, Museum of Fine Arts, Boston (2000-Present); and Trustee, Financial Accounting Foundation (2014-Present).	31	None
INTERESTED TRUSTEE
Charles F. McCain (47) ............. Chairman, Trustee and President	Since 2017	Chief Executive Officer (2017-Present), Director (2007-Present), President and Chief Operating Officer (2017), Executive Vice President and General Counsel (2004-2017), and Chief Compliance Officer (2004-2014), Harbor Capital Advisors, Inc.; Director (2007-Present) and Chief Compliance Officer (2004-2017), Harbor Services Group, Inc.; and Chief Executive Officer (2017-Present), Director (2007-Present), Chief Compliance Officer and Executive Vice President (2007-2017), Harbor Funds Distributors, Inc.	31	None

Name (Age) Position(s) with Fund	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past Five Years
FUND OFFICERS NOT LISTED ABOVE**
Erik D. Ojala (42) ....................... Chief Compliance Officer; Vice President and Secretary; AML Compliance Officer	Since 2017; Since 2007; Since 2010	Executive Vice President and General Counsel (2017-Present) and Secretary (2010-Present); Senior Vice President and Associate General Counsel (2007-2017), Harbor Capital Advisors, Inc.; Director, Executive Vice President and Chief Compliance Officer (2017-Present), Harbor Funds Distributors, Inc.; and Director (2017-Present) and Assistant Secretary (2014-Present), Harbor Services Group, Inc.
Anmarie S. Kolinski (46) .......... Treasurer	Since 2007	Executive Vice President and Chief Financial Officer (2007-Present), Harbor Capital Advisors, Inc.; Chief Financial Officer (2007-Present), Harbor Services Group, Inc.; and Chief Financial Officer (2015-Present) and Treasurer (2012-Present), Harbor Funds Distributors, Inc.
Brian L. Collins (49) .................. Vice President	Since 2005	Executive Vice President and Chief Investment Officer (2004-Present), Harbor Capital Advisors, Inc.
Charles P. Ragusa (58) ............. Vice President	Since 2007	Executive Vice President (2007-Present), Harbor Capital Advisors, Inc.; President (2007-Present), Harbor Services Group, Inc.; and Executive Vice President and AML Compliance Officer (2007-Present) and OFAC Officer (2015-Present), Harbor Funds Distributors, Inc.
Jodie L. Crotteau (45) ............... Assistant Secretary	Since 2014	Senior Vice President and Chief Compliance Officer, Harbor Capital Advisors, Inc. (2014-Present); Chief Compliance Officer and Secretary (2017-present) and Assistant Secretary (2015-2016), Harbor Services Group, Inc.; Assistant Secretary (2016-present), Harbor Funds Distributors, Inc.; Vice President and Chief Compliance Officer, Grosvenor Registered Funds (2011-2014); and Vice President, Grosvenor Capital Management, L.P. (2010-2014).
Lora A. Kmieciak (53) ............... Assistant Treasurer	Since 2017	Senior Vice President - Business Analysis (2015-Present), Harbor Capital Advisors, Inc.; and Assurance Executive Director (1999-2015), Ernst & Young LLP.
John M. Paral (48) .................... Assistant Treasurer	Since 2013	Director of Fund Administration and Analysis (2017-Present), Vice President (2012-Present) and Financial Reporting Manager (2007-2017), Harbor Capital Advisors, Inc.

[1]	Each Officer is elected annually.
**	Officers of the Funds are “interested persons” as defined in the Investment Company Act.
Harbor Target Retirement Funds
Effective September 25, 2017, David G. Van Hooser, a member of the Investment Advisory Committee (the “Committee”) for the Target Retirement Funds has retired from his roles as Chief Executive Officer of Harbor Capital Advisors, Inc. and as a member of the Committee. Brian L. Collins, Paul C. Herbert, and Linda M. Molenda continue to serve as the members of the Committee.
Investors Should Retain This Supplement For Future Reference
S0801.SAI.0928